Shareholder Fees {- Fidelity® Growth Strategies Fund}	Jan. 29, 2021 USD ($)
11.30 Fidelity Growth Strategies Fund - K PRO-07 | Fidelity® Growth Strategies Fund
Shareholder Fees:
(fees paid directly from your investment)	none